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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

                 Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number:   12/31/00

This Amendment (Check only one.):   [ ]     is a restatement.
                                    [ ]     adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:           Petros Advisors LLC
Address:        8711 E. Pinnacle Peak Road, F207
                Scottsdale, AZ 85255
                __________________________________________

Form 13F File Number: 28-____________ (first filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Brinkman
Title:   Chief Operating Officer
Phone:   (480) 585-5844

Signature, Place, and Date of Signing:

Andrew J. Brinkman                   Scottsdale, AZ                  11/10/2001
[Signature]                          [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
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[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number                   Name
         28-____________                        _______________________________
         [Repeat as necessary.]
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   N/A

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:           $80,324
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number      Name

         ____              28-____________           _________________________

         [Repeat as necessary.]

         None

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As of December 31, 2000

                                    FORM 13F






Page 1 of 1                                          Name of Reporting Manager Petros Advisors LLC
-------------------------------------------------------------------------------------------------------------------
                                                                                                        Item 5:
                                                             Item 3:                Item 4:            Shares or
                       Item 1:              Item 2:           CUSIP               Fair Market          Principal
                   Name of Issuer       Title of Class        Number                 Value              Amount
-------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation                      COM         00757T101                 415,650.00            20,400

Andrx Corp.                                   COM         034551101               5,903,250.00           102,000

Avigen                                        COM         053690103               2,739,000.00           132,000

Bottom Line Tech                              COM         101388106               3,339,375.00           130,000

Cabot Microelectronics                        COM         12709P103               2,077,500.00            40,000

Cadence Design Sys                            COM         127387108               2,337,500.00            85,000

Cryolife                                      COM         228903100               1,089,000.00            36,000

Cybear Inc.                                   COM         23243P103                     111.38               297

Digitas                                       COM         25388K104                 164,531.25            32,500

Fidelity Nat'l                                COM         316326107               2,770,312.50            75,000

Golden St. Bancorp                            COM         381197102               2,389,250.00            76,000

I-Stat Corph                                  COM         450312103              19,550,531.25           739,500

Insite Vision Incorp                          COM         457660108                 645,000.00           215,000

Ivax Corp. (Florida)                          COM         465823102               2,347,790.00            61,300

Martek Bio                                    COM         572901106               2,695,000.00           220,000

Mentor Graphics                               COM         587200106               2,743,750.00           100,000

Microsemi Corp. Cl A                          COM         595137100               2,503,125.00            90,000

NASDAQ - 100 Shares                           COM         631100104                 875,625.00            15,000

Nexmed Inc                                    COM         652903105               2,200,000.00           275,000

Opti Inc.                                     COM         683960108                 195,000.00            40,000

Parametric Technology                         COM         699173100               4,031,250.00           300,000

Perficient                                    COM         71375U101                 300,000.00            50,000

Providian Fin. Corp.                          COM         74406A102               1,725,000.00            30,000

St. Jude Medical                              COM         790849103               3,993,437.50            65,000

Synopsis                                      COM         871607107               1,423,125.00            30,000

Teradyne Inc                                  COM         880770102               2,793,750.00            75,000

Washington Mutual Inc                         COM         939322103               1,857,187.50            35,000

Wells Fargo                                   COM         949746101               4,176,562.50            75,000

Wolverine World Wide                          COM         978097103               1,525,000.00           100,000

PUT/WFC(WFCMI) @ 45 EXP01/20/2001             PUT         949746951                  14,062.50               750

CALL/IVX(YIVAG) @ 35 EXP01/19/2002           CALL         465823902                 112,500.00               100

CALL/T(WTAD) @ 20 EXP01/19/2002              CALL         011957959                 421,875.00             1,500

CALL/WMT(WWTAK) @ 55 EXP01/19/2002           CALL         931142903                 968,750.00             1,000

                                                                                 80,323,801.38



                                                                                                          (SEC USE ONLY)
Page 1 of 1                                Name of Reporting Manager Petros Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                           Item 6:
                                                    Investment Discretion
                                        ---------------------------------------
                                                       (b) Shared -                Item 7:                    Item 8:
                                                       As Defined  (c) Shared -   Managers          Voting Authority (Shares)
                       Item 1:                                                               ---------------------------------------
                   Name of Issuer       (a) Sole       in Instr. V     Other    See Instr. V    (a) Sole     (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation                   x                                                     20,400

Andrx Corp.                                x                                                    102,000

Avigen                                     x                                                    132,000

Bottom Line Tech                           x                                                    130,000

Cabot Microelectronics                     x                                                     40,000

Cadence Design Sys                         x                                                     85,000

Cryolife                                   x                                                     36,000

Cybear Inc.                                x                                                        297

Digitas                                    x                                                     32,500

Fidelity Nat'l                             x                                                     75,000

Golden St. Bancorp                         x                                                     76,000

I-Stat Corph                               x                                                    739,500

Insite Vision Incorp                       x                                                    215,000

Ivax Corp. (Florida)                       x                                                     61,300

Martek Bio                                 x                                                    220,000

Mentor Graphics                            x                                                    100,000

Microsemi Corp. Cl A                       x                                                     90,000

NASDAQ - 100 Shares                        x                                                     15,000

Nexmed Inc                                 x                                                    275,000

Opti Inc.                                  x                                                     40,000

Parametric Technology                      x                                                    300,000

Perficient                                 x                                                     50,000

Providian Fin. Corp.                       x                                                     30,000

St. Jude Medical                           x                                                     65,000

Synopsis                                   x                                                     30,000

Teradyne Inc                               x                                                     75,000

Washington Mutual Inc                      x                                                     35,000

Wells Fargo                                x                                                     75,000

Wolverine World Wide                       x                                                    100,000


PUT/WFC(WFCMI) @ 45 EXP01/20/2001          x                                                        750

CALL/IVX(YIVAG) @ 35 EXP01/19/2002         x                                                        100

CALL/T(WTAD) @ 20 EXP01/19/2002            x                                                      1,500

CALL/WMT(WWTAK) @ 55 EXP01/19/2002         x                                                      1,000


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